Label	Element	Value
IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (4,000,000)
IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	57,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(7,667,000,000)	[1]
Equity	ifrs-full_Equity	(8,416,000,000)
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	4,377,000,000	[1]
Equity	ifrs-full_Equity	3,667,000,000
Equity attributable to owners of parent [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(3,000,000)
Equity attributable to owners of parent [member] | IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	46,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	(430,000,000)	[1]
Equity	ifrs-full_Equity	(892,000,000)
Non-controlling interests [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,000,000)
Non-controlling interests [member] | IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	11,000,000
Reserve of share-based payments [member]
Equity	ifrs-full_Equity	729,000,000	[1]
Equity	ifrs-full_Equity	743,000,000
Issued capital [member]
Equity	ifrs-full_Equity	2,000,000	[1]
Equity	ifrs-full_Equity	$ 2,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,749,127,404	[1]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,749,127,404
Retained earnings [member]
Equity	ifrs-full_Equity	$ (1,440,000,000)	[1]
Equity	ifrs-full_Equity	(1,415,000,000)
Retained earnings [member] | IFRS 16 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(3,000,000)
Retained earnings [member] | IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	46,000,000
Share premium [member]
Equity	ifrs-full_Equity	12,753,000,000	[1]
Equity	ifrs-full_Equity	$ 12,753,000,000

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.